Tax Status of the Plan - Additional Information (Details) - EBP 020	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
Determination letter obtained	true
Determination letter date	Aug. 09, 2017
Tax qualification status	us-gaap:QualifiedPlanMember